COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 02, 2022	Dec. 31, 2024
Loss contingency, damages paid, value		$ 65,263
AUFP [Member]
Loss contingency lawsuit filing	$ 66,066